Derivative Financial Instruments	3 Months Ended
Mar. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

10. Derivative Financial Instruments

ASC Topic 815, “Derivatives and Hedging” (“ASC Topic 815”) requires a company to recognize all of its derivative instruments as either assets or liabilities in the Consolidated Balance Sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.

The Company is exposed to certain risks relating to its ongoing business operations. The primary risk managed by using derivative instruments is foreign currency exchange rate risk. Forward contracts against various foreign currencies are entered into to manage the foreign currency exchange rate risk on forecasted revenues and expenses denominated in currencies other than the functional currency of the operating unit (cash flow hedge). In addition, the Company will enter into non-designated forward contracts against various foreign currencies to manage the foreign currency exchange rate risk on recognized nonfunctional currency monetary accounts (non-designated hedge).

The Company records all derivative financial instruments at their fair value in its Consolidated Balance Sheet. Except for certain non-designated hedges discussed below, all derivative financial instruments that the Company holds are designated as cash flow hedges and are highly effective in offsetting movements in the underlying risks. Such arrangements typically have terms between 2 and 24 months, but may have longer terms depending on the underlying cash flows being hedged, typically related to the projects in our backlog. The Company may also use interest rate contracts to mitigate its exposure to changes in interest rates on anticipated long-term debt issuances.

At March 31, 2014, the Company has determined that the fair value of its derivative financial instruments representing assets of $68 million and liabilities of $24 million (primarily currency related derivatives) are determined using level 2 inputs (inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability) in the fair value hierarchy as the fair value is based on publicly available foreign exchange and interest rates at each financial reporting date. At March 31, 2014, the net fair value of the Company’s foreign currency forward contracts totaled a net asset of $44 million.

At March 31, 2014, the Company did not have any interest rate swaps and its financial instruments do not contain any credit-risk-related or other contingent features that could cause accelerated payments when the Company’s financial instruments are in net liability positions. We do not use derivative financial instruments for trading or speculative purposes.

Cash Flow Hedging Strategy

To protect against the volatility of forecasted foreign currency cash flows resulting from forecasted revenues and expenses, the Company has instituted a cash flow hedging program. The Company hedges portions of its forecasted revenues and expenses denominated in nonfunctional currencies with forward contracts. When the U.S. dollar strengthens against the foreign currencies, the decrease in present value of future foreign currency revenues and expenses is offset by gains in the fair value of the forward contracts designated as hedges. Conversely, when the U.S. dollar weakens, the increase in the present value of future foreign currency cash flows is offset by losses in the fair value of the forward contracts.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is subject to a particular currency risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of Other Comprehensive Income and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction affects earnings (e.g., in “revenues” when the hedged transactions are cash flows associated with forecasted revenues). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (i.e., the ineffective portion), or hedge components excluded from the assessment of effectiveness, is recognized in the Consolidated Statements of Income during the current period.

The Company had the following outstanding foreign currency forward contracts that were entered into to hedge nonfunctional currency cash flows from forecasted revenues and expenses (in millions):

	Currency Denomination
Foreign Currency	March 31, 2014	December 31, 2013
Norwegian Krone	NOK 10,172	NOK 10,503
Euro	€500	€406
U.S. Dollar	$443	$357
Danish Krone	DKK 266	DKK 278
British Pound Sterling	£52	£23
Singapore Dollar	SGD 36	SGD 17
Canadian Dollar	CAD 16	CAD 16

Non-designated Hedging Strategy

The Company enters into forward exchange contracts to hedge certain nonfunctional currency monetary accounts. The purpose of the Company’s foreign currency hedging activities is to protect the Company from risk that the eventual U.S. dollar equivalent cash flows from the nonfunctional currency monetary accounts will be adversely affected by changes in the exchange rates.

For derivative instruments that are non-designated, the gain or loss on the derivative instrument subject to the hedged risk (i.e., nonfunctional currency monetary accounts) is recognized in other income (expense), net in current earnings.

The Company had the following outstanding foreign currency forward contracts that hedge the fair value of nonfunctional currency monetary accounts (in millions):

Currency Denomination
Foreign Currency	March 31, 2014	December 31, 2013
Norwegian Krone	NOK 3,866	NOK 3,257
Russian Ruble	RUB 1,786	RUB 2,149
U.S. Dollar	$801	$715
Danish Krone	DKK 383	DKK 177
Euro	€381	€310
Singapore Dollar	SGD 15	SGD 3
British Pound Sterling	£26	£14
Swedish Krone	SEK 11	SEK 4
Canadian Dollar	CAD 5	CAD 3

The Company has the following gross fair values of its derivative instruments and their balance sheet classifications:

NATIONAL OILWELL VARCO, INC.

Fair Values of Derivative Instruments

(In millions)

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
	Balance Sheet	March 31,	December 31,	Balance Sheet	March 31,	December 31,
	Location	2014	2013	Location	2014	2013
Derivatives designated as hedging instruments under ASC Topic 815
Foreign exchange contracts	Prepaid and other current assets	$33	$35	Accrued liabilities	$8	$18
Foreign exchange contracts	Other Assets	13	5	Other Liabilities	3	9

Total derivatives designated as hedging instruments under ASC Topic 815		$46	$40		$11	$27

Derivatives not designated as hedging instruments under ASC Topic 815
Foreign exchange contracts	Prepaid and other current assets	$21	$19	Accrued liabilities	$13	$13
Foreign exchange contracts	Other Assets	1	—	Other Liabilities	—	—

Total derivatives not designated as hedging instruments under ASC Topic 815		$22	$19		$13	$13

Total derivatives		$68	$59		$24	$40

The Effect of Derivative Instruments on the Consolidated Statements of Income

($ in millions)

Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion) (a)		Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing) (b)
	Three Months Ended March 31,			Three Months Ended March 31,			Three Months Ended March 31,
	2014	2013		2014	2013		2014	2013
			Revenue	13	2
Foreign exchange contracts	35	(61)	Cost of revenue	(3)	3	Other income (expense), net	13	3

Total	35	(61)		10	5		13	3

(a)	The Company expects that $(19) million of the Accumulated Other Comprehensive Income (Loss) will be reclassified into earnings within the next twelve months with an offset by gains from the underlying transactions resulting in no impact to earnings or cash flow.
(b)	The amount of gain (loss) recognized in income represents nil related to the ineffective portion of the hedging relationships for each of the three months ended March 31, 2014 and 2013, respectively, and $13 million and $3 million related to the amount excluded from the assessment of the hedge effectiveness for the three months ended March 31, 2014 and 2013, respectively.